Consolidated Companies and Business Acquired and Divested - Assets and Liabilities Held for Sale (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Assets and Liabilities Held for Sale [Line Items]
Investment retained in NN Group2	€ (22,231)	€ (27,022)	€ (24,371)
Cash and cash equivalents	20,379	18,977	16,164	€ 17,113
Financial assets at fair value through profit or loss		123,221	122,093
Available-for-sale investments		69,730	82,912
Loans and advances to customers		571,909	560,154
Intangible assets		1,469	1,484
Miscellaneous other assets		2,965	2,577
Financial liabilities at fair value through profit or loss		87,142	98,974
Miscellaneous other liabilities		€ 16,064	€ 16,852
NN Group [member]
Assets and Liabilities Held for Sale [Line Items]
Cash proceeds	1,148
Investment retained in NN Group2	3,612
Sales proceeds	4,760
Cash and cash equivalents	9,238
Financial assets at fair value through profit or loss	46,425
Available-for-sale investments	76,529
Loans and advances to customers	28,617
Reinsurance contracts	266
Intangible assets	177
Deferred acquisition costs	1,509
Miscellaneous other assets	6,204
Insurance and investment contracts	121,721
Financial liabilities at fair value through profit or loss	2,105
Miscellaneous other liabilities	24,135
Net assets	€ 21,004
% disposed	54.80%
Net assets disposed	€ 11,510
Loss on disposal	€ (1,185)